Item 1. Report to Shareholders

T. Rowe Price Prime Reserve Fund
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Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Prime Reserve Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                   6 Months       Year
                      Ended      Ended
                   11/30/03    5/31/03   5/31/02   5/31/01   5/31/00   5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period          $  1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

Investment activities
  Net investment
  income (loss)       0.003      0.010     0.024     0.057     0.051     0.047

Distributions
  Net investment
  income             (0.003)    (0.010)   (0.024)   (0.057)   (0.051)   (0.047)

NET ASSET VALUE
End of period      $  1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                   -------------------------------------------------------------

Ratios/Supplemental Data

Total return^         0.26%      1.01%     2.47%     5.82%     5.22%     4.82%

Ratio of total
expenses to
average net assets    0.61%!     0.64%     0.63%     0.59%     0.62%     0.66%

Ratio of net
investment income
(loss) to average
net assets            0.52%!     1.01%     2.44%     5.66%     5.11%     4.70%

Net assets,
end of period
(in millions)      $  5,341    $ 5,652   $ 5,531   $ 5,758   $ 5,618   $ 5,169

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

STATEMENT OF NET ASSETS                                     Par           Value
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                                                                In thousands

BANK NOTES  0.8%
World Savings Bank, 1.04%, 12/3/03                       $  40,000   $    40,000
Total Bank Notes (Cost $40,000)                                           40,000

Bankers' Acceptances  0.2%
Regions Bank
          1.031%, 12/17/03                                   2,636         2,635

          1.041%, 12/1 - 12/29/03                            5,000         4,998

          1.05%, 12/29/03                                    1,500         1,498

          1.095%, 2/9/04                                       450           449

Total Bankers' Acceptances (Cost $9,580)                                   9,580

Certificates of Deposit - Domestic *  3.5%
American Express Centurion Bank, 1.05%, 12/4/03             25,000        25,000

Mercantile Safe Deposit & Trust
          1.15%, 4/27 - 7/29/04                             15,100        15,099

          1.25%, 4/14/04                                    10,000        10,000

          1.30%, 3/29/04                                     9,750         9,750

Wells Fargo Bank
          1.04%, 12/22/03                                   25,000        25,000

          1.05%, 12/10/03                                   50,000        50,000

Wilmington Trust, 1.10%, 12/4/03                            49,500        49,500

Total Certificates of Deposit - Domestic (Cost $184,349)                 184,349

Certificates of Deposit - Eurodollar ^  5.2%
Bank of Nova Scotia, 1.06%, 12/29/03                        64,000        64,000

Barclays Bank, 1.15%, 3/8/04                                12,000        12,001

Deutsche Bank, 1.075%, 12/30/03                             30,000        30,000

HBOS Treasury Services, 1.08%, 12/10/03                     50,000        50,000

National Australia Bank
          1.28%, 8/31/04                                    50,000        50,000

          1.40%, 9/7/04                                     50,000        50,000

Societe Generale, 1.335%, 3/31/04                           20,000        20,002

Total Certificates of Deposit -
     Eurodollar (Cost $276,003)                                          276,003

Certificates of Deposit - Yankee ++  16.3%
Abbey National Treasury Services
          1.14%, 5/21/04                                 $  24,810   $    24,810

          1.15%, 5/14/04                                    25,000        25,000

          1.42%, 10/21/04                                   25,000        24,998

Bank of Montreal
          1.05%, 12/5 - 12/29/03                           100,000       100,000

Barclays Bank, 1.18%, 1/5/04                                35,000        35,000

BNP Paribas (SF Branch), 1.11%, 3/22/04                     50,000        50,002

Canadian Imperial Bank of Commerce
          1.22%, 4/2/04                                     10,000        10,000

          1.25%, 3/10/04                                    25,000        25,008

Credit Agricole Indosuez, 1.10%, 4/14/04                    79,500        79,500

Fortis Bank, 1.15%, 5/24/04                                 39,750        39,750

KBC Bank, 1.06%, 12/18/03                                   50,000        50,000

Lloyds Bank, 1.035%, 12/29/03                               50,000        49,999

Natexis Banque Populaires, 1.11%, 2/6/04                    21,000        21,000

Nordea Bank Finland, 1.305%, 4/13/04                        49,800        49,800

Rabobank Nederland
          1.0275%, 12/9/03                                  49,500        49,496

          1.23%, 10/1/04                                    24,900        24,875

Royal Bank of Canada, 1.14%, 5/24/04                        50,000        50,000

Societe Generale, 1.06%, 12/8/03                            29,400        29,400

Svenska Handelsbanken, 1.10%, 1/27/04                       34,800        34,800

Toronto-Dominion Bank
          1.08%, 12/5/03                                    49,500        49,500

          1.38%, 8/27/04                                    24,825        24,821

UBS, 1.35%, 10/20/04                                        25,000        25,000

Total Certificates of Deposit - Yankee (Cost $872,759)                   872,759

COMMERCIAL PAPER  45.8%
ABN Amro Number America Finance, 1.061%, 12/10/03            7,750         7,748
Alliance & Leicester
     4(2)
          1.061%, 12/16/03                                  20,000        19,991

          1.102%, 1/12/04                                   11,500        11,485

Alpine Securitization
     4(2)
          1.051%, 12/9 - 12/17/03                        $  26,760   $    26,749

          1.06%, 12/12/03                                    1,087         1,087

          1.103%, 2/20/04                                   40,000        39,901

ANZ (Delaware), 1.103%, 2/17/04                              2,259         2,254

Asset Portfolio Funding, 1.07%, 12/22/03                     6,000         5,996

Atlantic Asset Securitization
          1.073%, 12/18/03                                  27,000        26,986

     4(2), 1.06%, 12/11/03                                   1,338         1,337

BASF, 4(2), 1.08%, 12/5/03                                  50,000        49,994

Cafco, 4(2), 1.062%, 12/2/03                                35,000        34,999

Cargill, 4(2), 1.103%, 2/6/04                                5,831         5,819

CBA (Delaware) Finance
          1.122%, 1/20/04                                      390           389

          1.153%, 2/20/04                                      100           100

Ciesco, 1.062%, 12/3/03                                     47,000        46,997

Citibank Credit Card Issuance Trust
          1.09%, 12/4/03                                    29,000        28,998

     4(2)
          1.051%, 12/12/03                                  50,000        49,984

          1.10%, 1/9/04                                     40,000        39,952

CRC Funding
     4(2)
          1.05%, 12/17/03                                   50,000        49,977

          1.102%, 1/6/04                                    33,093        33,056

Danske, 1.061%, 12/5/03                                        145           145

Delaware Funding, 4(2), 1.102%, 1/8/04                       1,075         1,074

DePfa Bank Europe, 4(2), 1.102%, 1/23/04                     1,000           998

Dexia Delaware LLC
          1.047%, 12/10 - 12/22/03                          80,900        80,860

          1.123%, 2/23/04                                    1,060         1,057

Discover Card Master Trust
     4(2)
          1.07%, 12/17/03                                    1,000           999

          1.112%, 1/16/04                                   48,250        48,182

          1.123%, 2/13/04                                   50,000        49,885

DuPont
          1.051%, 12/3 - 12/10/03                        $   8,103   $     8,102

Fairway Finance
          1.13%, 3/8 - 3/10/04                              62,090        61,899

          4(2), 1.157%, 5/17/04                             19,967        19,860

Falcon Asset Securitization
     4(2)
          1.051%, 12/4 - 12/18/03                           22,827        22,824

          1.059%, 12/16/03                                   2,075         2,074

          1.092%, 1/9 - 1/12/04                             26,213        26,181

          1.102%, 1/13/04                                      500           499

FCAR Owner Trust
          1.11%, 2/3/04                                     24,000        23,953

          1.113%, 2/10/04                                   50,000        49,891

          1.12%, 2/17/04                                    24,100        24,041

Ford Credit Floorplan Master Owner Trust
     4(2)
          1.08%, 12/19/03                                   60,000        59,968

          1.111%, 1/28/04                                    2,000         1,996

          1.123%, 1/20/04                                    6,250         6,240

Giro Funding
     4(2)
          1.098%, 2/17/04                                   62,725        62,576

          1.103%, 1/15/04                                   54,000        53,926

Giro Multi Funding, 4(2), 1.05%, 12/22/03                   50,000        49,969

Grampian Funding
     4(2)
          1.103%, 1/7/04                                    50,000        49,944

          1.156%, 4/14/04                                   25,000        24,892

Greyhawk Funding
          1.08%, 12/5/03                                    29,000        28,996

          1.09%, 12/5/03                                    20,000        19,998

Home Depot, 4(2), 1.00%, 12/2/03                            31,769        31,768

International Lease Finance, 1.052%, 12/4/03                 6,715         6,714

Jefferson Pilot
     4(2)
          1.095%, 1/20/04                                $  20,000   $    19,970

          1.097%, 1/20/04                                   23,000        22,965

          1.102%, 1/16 - 1/27/04                            47,000        46,930

          1.114%, 2/25/04                                   10,000         9,973

K2 USA
          1.09%, 1/26/04                                    25,000        24,958

          1.092%, 12/1/03                                   24,800        24,800

          1.12%, 4/26/04                                    24,750        24,637

          1.126%, 3/15 - 3/22/04                            46,603        46,444

          1.137%, 4/20/04                                   22,000        21,903

Kitty Hawk Funding, 4(2), 1.12%, 3/22/04                    23,390        23,308

Lloyds Bank, 1.153%, 2/26/04                                   390           389

MassMutual Funding
     4(2)
          1.051%, 12/12/03                                   2,000         2,000

          1.061%, 12/16/03                                   2,200         2,199

          1.07%, 12/1/03                                     4,700         4,700

          1.071%, 12/12/03                                   2,000         1,999

          1.082%, 1/13/04                                    7,050         7,041

MBNA Master Credit Card Trust II
          1.07%, 12/3 - 12/18/03                            32,000        31,990

          1.071%, 12/3/03                                    3,970         3,970

          1.072%, 12/3/03                                    2,280         2,280
     4(2)
          1.072%, 12/18/03                                  18,000        17,991

          1.082%, 12/16/03                                  28,500        28,487

National City Credit Corp., 1.077%, 1/13/04                 75,000        74,904

National Rural Utilities Coop. Fin., 1.082%, 1/22/04        12,500        12,480

New Center Asset Trust
          1.07%, 12/19/03                                   49,100        49,074

          1.104%, 2/10/04                                   20,000        19,956

New York State Power Authority
          1.061%, 12/11/03                                  32,085        32,076

          1.077%, 12/11/03                                   5,000         4,998

Nordea North America, 1.052%, 12/23/03                   $   8,000   $     7,995

Old Line Funding
     4(2)
          1.062%, 12/3 - 12/19/03                           18,601        18,597

          1.072%, 12/8/03                                   46,351        46,341

          1.102%, 1/14 - 1/15/04                            50,519        50,451

Paradigm Funding
          1.082%, 12/8/03                                   12,895        12,892

     4(2), 1.051%, 12/9/03                                   6,792         6,791

Park Avenue Receivables, 4(2), 1.061%, 12/16/03             20,469        20,460

Preferred Receivables Funding, 4(2), 1.061%, 12/1/03         1,250         1,250

Province of Quebec, 1.105%, 4/26/04                         15,000        14,933

Rabobank USA Fin. Corp., 1.102%, 1/30/04                     1,300         1,298

Rio Tinto
          1.06%, 12/8/03                                     4,077         4,076

     4(2), 1.12%, 3/8/04                                     6,000         5,982

Shell Finance, 1.105%, 4/7/04                               46,500        46,318

Siemens Capital Corp., 1.062%, 12/30/03                     25,000        24,979

Sigma Finance
          1.126%, 3/15/04                                   15,000        14,951

          1.13%, 3/11/04                                    49,750        49,593

          1.136%, 3/11/04                                    1,300         1,296

     4(2), 1.124%, 3/16/04                                   7,000         6,977

Societe Generale, 1.105%, 4/20/04                           50,000        49,785

Stadshypotek Delaware, 1.056%, 12/3/03                       3,300         3,300

Stanford Univ., 1.051%, 12/11/03                             7,900         7,898

Total Fina Elf Capital, 4(2), 1.031%, 12/10/03              45,000        44,988

Toyota Motor Credit Corp., 4(2), 1.06%, 12/19/03            23,700        23,687

UBS Finance
          1.05%, 12/1/03                                     6,337         6,337

          1.104%, 2/12 - 2/17/04                             9,750         9,728

Variable Funding Capital Corp., 4(2), 1.092%, 1/26/04       25,000        24,958

Wal-Mart Funding, 4(2), 1.052%, 12/18/03                    20,000        19,990

Yale University
          1.06%, 12/2/03                                       600           600

          1.134%, 2/12/04                                   30,500        30,430

Yorktown Capital
     4(2)
          1.056%, 12/1/03                                $   3,994   $     3,994

          1.073%, 12/12/03                                  16,928        16,922

Total Commercial Paper (Cost $2,443,529)                               2,443,529

Funding Agreements  2.2%
Allstate Life Insurance
     VR
          1.27%, 12/1/03 !!                                 25,000        25,000

          1.33%, 12/1/03 !!                                 25,000        25,000

GE Life & Annuity, VR, 1.24%, 12/12/03                      50,000        50,000

Security Life of Denver, 1.17%, 12/22/03                    15,000        15,000

Transamerica Occidential Life Insurance, VR,
          1.27%, 12/3/03                                     5,000         5,000

Total Funding Agreements (Cost $120,000)                                 120,000

Medium-Term Notes  7.2%
3M, 144A, 5.6736%, 12/12/03                                 13,900        13,917

AIG Sunamerica Institutional Funding I, 6.25%, 6/2/04       16,919        17,324

AIG Sunamerica Institutional Funding II,
          1.23%, 12/22/03                                   49,750        49,753

American Express Credit, VR, 1.17%, 12/17/03                 3,000         3,000

BMW US Capital, 144A, VR, 1.12%, 12/10/03                   25,000        25,000

Federal Home Loan Bank, 1.00%, 7/20/04                      49,850        49,850

First Union, 7.10%, 8/15/04                                 19,900        20,700

GE Capital
          5.375%, 4/23/04                                    9,750         9,901

          VR, 1.20%, 12/9 - 12/17/03                        38,800        38,800

Goldman Sachs Group, 144A, 1.12%, 12/1/03                   44,500        44,500

New York Life Insurance, 1.22%, 12/1/03                     38,000        38,000

Wal-Mart Stores, 5.199%, 6/1/04                             73,000        74,542

Total Medium-Term Notes (Cost $385,287)                                  385,287


Municipal Securities  12.7%
California Dept. of Water Resources
          VRDN (Currently 1.08%)                            49,630        49,629

California HFA
     Adventist Health System
          VRDN (Currently 1.08%)
          (MBIA Insured)                                 $   2,000   $     2,000

Connecticut HEFA
     Yale Univ.
          VRDN (Currently 0.95%)                            42,900        42,898

Fairfax County IDA
     Inova Health System
          VRDN (Currently 1.03%)                            12,000        12,000

Gaithersburg
     Asbury Solomons
          VRDN (Currently 1.10%)
          (MBIA Insured)                                     5,000         5,000

Harris County, GO, TECP, 1.17%, 12/4/03                     12,000        12,000

Harris County Health Fac. Dev.
     Methodist Healthcare System
          VRDN (Currently 1.10%)                            49,750        49,749

Illinois HFA
     Northwestern Memorial Hosp.
          VRDN (Currently 1.10%)                            39,875        39,875

Indiana EFA
     Univ. of Notre Dame
          VRDN (Currently 1.05%)                            12,150        12,149

Intermountain Power Agency, TECP, 1.15%, 12/4/03            20,500        20,500

Jay Street Dev. Corp.
          VRDN (Currently 1.10%)                            22,000        22,000

Kansas DOT
          VRDN (Currently 1.12%)                            10,000        10,000

Loudoun County IDA
     Howard Hughes Medical Institute
          VRDN (Currently 1.07%)                            22,605        22,605

Massachusetts HEFA
     Harvard Univ.
          VRDN (Currently 1.06%)                            40,000        39,999

     Massachusetts Institute of Technology
          VRDN (Currently 0.80%)                         $  18,200   $    18,199

Michigan Hosp. Fin. Auth.
     Trinity Health Corp.
          VRDN (Currently 1.12%)
          (AMBAC Insured)                                    5,000         5,000

Montgomery County, GO, TECP, 1.08%, 12/5/03                  5,000         5,000

Murray City
     IHC Health Services
          VRDN (Currently 1.11%)                             8,000         8,000

Nassau County Interim Finance Auth.
          VRDN (Currently 1.10%)
          (FSA Insured)                                     15,905        15,905

New York City, GO
         VRDN (Currently 1.08%)                             11,800        11,800

         VRDN (Currently 1.10%)                             17,200        17,200

New York City Housing Dev. Corp
     Multi-Family Housing
          VRDN (Currently 1.10%)
          (FHA Guaranteed)                                  17,000        17,000

New York City Municipal Water Fin. Auth.
          VRDN (Currently 1.12%)                            33,000        32,999

New York State Local Govt. Assistance
          VRDN (Currently 1.10%)
          (FSA Insured)                                      9,565         9,565

Orange County Trans. Auth.
          VRDN (Currently 1.12%)
          (AMBAC Insured)                                   23,500        23,500

Salt River Project Agricultural Improvement & Power
     TECP, 1.15%, 12/2 - 12/4/03                            26,835        26,835

San Antonio Water System, TECP, 1.13%, 12/3/03              40,000        40,000

South Carolina Public Service Auth.
     TECP, 1.10%, 12/2 - 12/4/03                             8,250         8,250

Texas, GO, Texas Veterans Housing
          VRDN (Currently 1.12%)                             9,000         9,000

Texas A&M Univ. System, TECP, 1.10%, 12/3/03                 7,000         7,000

Triborough Bridge & Tunnel Auth.
          VRDN (Currently 1.10%)                         $  26,000   $    26,000

Univ. of Michigan Board of Trustees
          VRDN (Currently 1.08%)                             4,000         4,000

Washington Public Power Supply System
          VRDN (Currently 1.02%)                             7,800         7,800

          VRDN (Currently 1.10%)                            45,325        45,324

Total Municipal Securities (Cost $678,781)                               678,781

Foreign Governments &
Municipalities  3.7%
Electricite de France
          1.03%, 12/15/03                                   32,000        31,987

          1.07%, 12/15/03                                   15,450        15,444

KFW International Finance
     4(2)
          1.052%, 12/15/03                                   2,480         2,479

          1.06%, 12/23/03                                    1,500         1,499

          1.07%, 12/23/03                                   50,000        49,967

          1.184%, 9/10/04                                   50,000        49,539

          1.317%, 10/6/04                                   49,850        49,292

Total Foreign Governments & Municipalities
     (Cost $200,207)                                                     200,207

 Total Investments in Securities
 97.6% of Net Assets (Cost  $5,210,495)                              $ 5,210,495

 Other Assets Less Liabilities                                           130,722

 NET ASSETS                                                          $ 5,341,217
                                                                     -----------
 Net Assets Consist of:

 Undistributed net investment income (loss)                          $       736

 Undistributed net realized gain (loss)                                       19

 Paid-in-capital applicable to 5,341,174,422
 shares of $0.01 par value capital stock outstanding;
 15,000,000,000 shares authorized                                      5,340,462

 NET ASSETS                                                          $ 5,341,217
                                                                     -----------

 NET ASSET VALUE PER SHARE                                           $      1.00
                                                                     -----------

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $50,000,000 and represents 0.9% of net assets
   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $83,417,000 and represents 1.6% of net assets
   4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" - total of such securities at period-end amounts to $1,509,913,000 and represents 28.3% of net assets
      * Domestic certificates of deposit are issued by domestic branches of U.S. banks
      ^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks
     ++ Yankee certificates of deposit are issued by U.S. branches of foreign banks
  AMBAC  AMBAC Assurance Corp.
    DOT  Department of Transportation
    EFA  Educational Facility Authority
    FHA  Federal Housing Authority
    FSA  Financial Security Assurance Inc.
     GO  General Obligation
   HEFA  Health & Educational Facility Authority
    HFA  Health Facility Authority
    IDA  Industrial Development Authority/Agency
   MBIA  MBIA Insurance Corp.
   TECP  Tax-Exempt Commercial Paper
     VR  Variable Rate
   VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)
Interest income                                                        $ 31,155

Expenses
  Investment management                                                  10,146

  Shareholder servicing                                                   6,063

  Prospectus and shareholder reports                                        253

  Custody and accounting                                                    216

  Registration                                                              121

  Legal and audit                                                            16

  Directors                                                                  12

  Miscellaneous                                                              31

  Total expenses                                                         16,858

  Expenses paid indirectly                                                   (2)

  Net expenses                                                           16,856

Net investment income (loss)                                             14,299

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                       41

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $ 14,340
                                                                       --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                        6 Months          Year
                                                           Ended         Ended
                                                        11/30/03       5/31/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $    14,299   $    57,566

  Net realized gain (loss)                                    41            36

  Increase (decrease) in net assets
  from operations                                         14,340        57,602

Distributions to shareholders
  Net investment income                                  (14,299)      (57,565)

Capital share transactions *
  Shares sold
    Prime Reserve shares                               1,828,046     4,175,302

    Prime Reserve - PLUS Class shares                          -        24,412

  Distributions reinvested
    Prime Reserve shares                                  13,864        55,233

    Prime Reserve - PLUS Class shares                          -           515

  Shares redeemed
    Prime Reserve shares                              (2,152,898)   (4,196,132)

    Prime Reserve - PLUS Class shares                          -       (20,571)

  Shares transferred in connection
    with Plus Class closure
    Prime Reserve shares                                       -        86,608

    Prime Reserve - PLUS Class shares                          -       (86,608)

  Increase (decrease) in net assets from
  capital share transactions                            (310,988)       38,759

Net Assets
Increase (decrease) during period                       (310,947)       38,796

Beginning of period                                    5,652,164     5,613,368

End of period                                        $ 5,341,217   $ 5,652,164
                                                     ---------------------------

* Capital share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003

Notes To Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

     From November 1, 1998 through November 25, 2002, the fund also offered a second class of shares. The T. Rowe Price Prime Reserve--PLUS Class (PLUS Class) provided expanded shareholder services, the cost of which was borne by its shareholders. Each class had exclusive voting rights on matters related solely to that class, separate voting rights on matters which related to both classes, and, in all other respects, the same rights and obligations as the other class. On November 25, 2002, all outstanding shares of the PLUS Class were transferred into the Prime Reserve Fund class at their value on that date, and the PLUS class was closed. The transfer was nontaxable to investors.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $2,000 for the six months ended November 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal and debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     The fund intends to retain realized gains to the extend of available capital loss carryforwards. As of May 31, 2003, the fund had $22,000 of unused capital loss carryforwards that expire in 2009.

     At November 30, 2003, the cost of investments for federal income tax purposes was $5,210,495,000.

NOTE 3- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,624,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $4,055,000 for the six months ended November 30, 2003, of which $688,000 was payable at period-end.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING

     A description of the policies and procedures that the T. Rowe Price Prime Reserve Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004